NOTE RECEIVABLE (Details Narrative) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 23, 2014
Remaining balance, written off		$ 105,720
Interest	$ 1,077		$ 4,453
Promissory Note [Member] | Lodestar Entertainment, LLC [member]
Advanced receivable				$ 137,860